N-2	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001501072
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth Opportunities Fund, Inc.